Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 4,630,953	$ 4,247,476
Less: Allowance for doubtful accounts	(62,830)	(66,917)
Total accounts and notes receivable, net	$ 4,568,123	$ 4,180,559